Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2017
Registrant Name	dei_EntityRegistrantName	SCM Trust
Central Index Key	dei_EntityCentralIndexKey	0000836267
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 06, 2018
Document Effective Date	dei_DocumentEffectiveDate	Jul. 06, 2018
Prospectus Date	rr_ProspectusDate	May 01, 2018
SHELTON BDC INCOME FUND
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SHELTON BDC INCOME FUND Ticker Symbols: LOAIX and LOANX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to provide a high level of income with the potential for capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund. The table and example do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fee paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example of Expenses, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 118% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	118.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	The table and example do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests substantially all (and under normal market conditions, at least 80%) of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of business development companies (''BDCs'') that are traded on one or more nationally recognized securities exchanges.

The equity securities in which the Fund may invest consist of:

•	common stocks;

•	securities convertible into common stocks; and

•	preferred stocks.

In addition, although the Fund typically invests in equity securities, the Fund may invest up to 20% of its net assets in debt securities of BDCs and other issuers of any maturity, duration or credit rating.

BDCs are publicly-held, closed-end investment funds that are regulated by the Investment Company Act of 1940, as amended (the ''1940 Act''). BDCs primarily lend to or invest in private or thinly-traded companies. They also offer managerial assistance to the companies in which they invest. BDCs must adhere to various substantive regulatory requirements under the 1940 Act. For example, the 1940 Act restricts the types of assets in which a BDC may invest (i.e., at least 70% of the BDC's total assets must be ''qualifying assets,'' as defined in the 1940 Act). The 1940 Act also regulates how BDCs employ ''leverage'' (i.e., how BDCs use borrowed funds to make investments). Because the 1940 Act applies unique ''coverage ratio'' tests to BDCs, BDCs may incur more debt than other regulated closed-end investment companies. Specifically, on one hand, the total assets of a closed-end investment company (other than a BDC) must exceed the fund's outstanding debt by at least 300%. On the other hand, the total assets of a BDC must exceed the BDC's outstanding debt by only 200%, thereby allowing a BDC to employ more leverage than other regulated closed-end investment companies. Leverage magnifies the potential for gain and loss on amounts invested and, as a result, increases the risks associated with the securities of leveraged companies.

The Advisor evaluates equity securities primarily on the BDC's or other issuer's ability to sustain its current dividend and secondarily considers the potential for capital appreciation. The Advisor intends to allocate the Fund's assets among BDCs that, in its view, are paying attractive rates of distribution and appear capable of sustaining that distribution level over time. The Advisor incorporates into its assessment, among other factors, dividend yield, price to book, financial operations, portfolio of investments and management quality. The Advisor will also consider the amount of leverage employed by a BDC or other issuer before deciding to invest in its securities. In selecting securities for investment, the Advisor generally seeks to invest in securities with relatively high distribution rates, and that it believes will continue to pay distributions at those rates for the foreseeable future. Distributions from such securities may consist of income, capital gains and/or return of capital and cannot be guaranteed to continue.

When selecting securities for the Fund, the Advisor may utilize fundamental, technical and other related methodologies to determine the intrinsic value of a security. Examples of fundamental methodologies include consideration of a stock's financials, economic factors that might impact the stock, and the qualitative and quantitative factors. Technical methodologies generally refer to the consideration of past market data, primarily using price and volume data. The Advisor expects that it will sell a security if, in the judgment of the portfolio manager, the security's income potential has been compromised, an issuer's fundamentals have deteriorated or may deteriorate or a more attractive investment opportunity is identified.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund, and the Fund could underperform other investments. You should expect the Fund's share price and total return to fluctuate within a wide range. The Fund's performance could be hurt by:

BDC Risk. The Fund primarily invests in securities issued by publicly-traded BDCs. As a result, the Fund's portfolio will be significantly affected by the performance of the BDCs in which the Fund invests and the performance of such BDCs' portfolio companies, as well as the overall economic environment. The Fund may be exposed to greater risk and experience higher volatility than would a portfolio that was not focused on investing in BDCs.

BDCs primarily invest in privately-held and thinly-traded companies. These types of portfolio companies are generally considered to be below investment grade, and the debt securities of those companies, in turn, are often referred to as ''high-yield'' or ''junk.'' The revenues, income (or losses) and valuations of these companies can, and often do, fluctuate suddenly and dramatically, and they face considerable risk of loss. In addition, the fair value of a BDC's investments in privately-held or thinly-traded companies often is not readily determinable. Although each BDC's board of directors is responsible for determining the fair value of these securities, the uncertainty regarding fair value may adversely affect the determination of the BDC's net asset value (''NAV''). This could cause the Fund's investments in a BDC to be inaccurately valued.

BDCs often borrow funds to make investments and, as a result, are exposed to the risks of leverage. Leverage magnifies the potential loss on amounts invested and therefore increases the risks associated with an investment in a leveraged BDC's securities. Leverage is generally considered a speculative investment technique. Moreover, BDCs' management fees, which are generally higher than the management fees charged to other funds, are normally payable on gross assets, including those assets acquired through the use of leverage. This may give a BDC's investment advisor a financial incentive to incur leverage.

Convertible Securities Risk. Investments in convertible securities generally entail less risk than investments in an issuer's common stock because convertible securities rank senior to common stock in an issuer's capital structure. The extent to which such risk is reduced depends in large part upon the degree to which the convertible security sells above its value as a fixed-income security. Convertible securities are subordinate in rank to any senior debt obligations of an issuer, and, therefore, entail more risk than the issuer's debt obligations. Convertible securities generally offer lower interest than non-convertible debt securities of similar credit quality due to the potential for capital appreciation and are often lower-rated securities.

Credit Risk. An issuer or guarantor of a debt security may be unable or unwilling to make scheduled payments of interest and principal. Actual or perceived deterioration in an issuer's or guarantor's financial condition may affect a security's value.

Credit Risk of Underlying Investments. The Fund is indirectly exposed to the credit risk associated with the debt investments of the BDCs in which the Fund invests. BDCs invest in small companies in the initial stages of development. The types of portfolio companies in which BDCs invest are generally considered to be below investment grade, and the debt securities of those companies, in turn, are often referred to as ''high-yield'' or ''junk.'' There is an increased risk that such a portfolio company will fail to make payments on its debts as compared to more developed companies. If a portfolio company fails to make payments to a BDC, the BDC's performance could be negatively affected and, to the extent that the Fund invests in the BDC, the value of the Fund's investment in the BDC may be negatively affected as well.

Economic and Political Risks. These effects may be short-term by causing a change in the market that is corrected in a year or less, or they may have long-term impacts which may cause changes in the market that may last for many years. Some factors may affect changes in one sector of the economy or one stock, but don't have an impact on the overall market. The particular sector of the economy or the individual stock may be affected for a short or long-term.

Equity Risk. Equity securities can be volatile and may decline in value because of changes in the actual or perceived financial condition of their issuers or other events affecting their issuers. The Fund's target index may, at times, become focused in stocks of a particular sector, category or group of companies, which could cause Fund to underperform the overall stock market.

High-Yield (''Junk'') Bond Risk. Compared to higher quality debt securities, high-yield bonds (commonly referred to as ''junk'' bonds) involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors' claims. The values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds. Their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market value. Through its investments in BDCs, Fund is indirectly exposed to the credit risks associated with in BDCs' debt investments. The portfolio companies in which BDCs invest are generally considered to be below investment grade, and the debt securities of those companies, in turn, are often referred to as high-yield or junk. In addition, debt securities issued by a BDC may also be considered to be non-investment grade or junk.

Investment in Other Investment Companies Risk. The Fund's investment in other investment companies, including BDCs, may subject the Fund indirectly to the underlying risks of those investment companies. The Fund also will bear its share of each underlying investment company's fees and expenses, which are in addition to the Fund's own fees and expenses. Shares of an investment company may trade at prices that reflect a premium above or a discount below NAV, and such premium or discount may be substantial. If an investment company's shares are purchased at a premium to NAV, the premium may not exist when those shares are sold, and the Fund could incur a loss.

BDCs, like other investment companies, are often parties to contractual agreements under which a BDC's investment advisor or another third-party agrees to waive fees or pay a portion of the BDC's expenses. Once the contract terminates or ends, the BDC's expenses may increase and, as a result, the acquired fund fees and expenses paid by the Fund's shareholders may increase as well. Further, the acquired fund fees and expenses paid by the Fund's shareholders may increase further if the BDC's investment advisor or another third-party seeks to recoup any previously waived fees or paid expenses.

Large Shareholder Risk. To the extent that shares of the Fund are held by large shareholders, the Fund is subject to the risk that these shareholders will redeem Fund shares in large amounts. These transactions could adversely affect the Fund if it is forced to sell portfolio securities to raise the cash that is necessary to satisfy shareholder redemption requests. This risk is particularly pronounced when one shareholder owns a substantial portion of the Fund.

Liquidity Risk. The Fund may not be able to purchase or sell a security in a timely manner or at desired prices or achieve its desired weighting in a security. Liquidity risk may result from the lack of an active market or a reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified under circumstances that cause increased supply in the market due to unusually high selling activity.

Manager Risk. Shelton Capital Management's opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect or the market may continue to undervalue the company or security. Shelton Capital Management may not make timely purchases or sales of securities for the Fund.

Market Exposure Risk. Investment prices may increase or decrease, sometimes suddenly and unpredictably, due to general market conditions. The Fund is primarily invested in the U.S. stock markets. As with any investment whose performance is linked to these markets, the value of an investment in the Fund will change. During a declining stock market, investment in this Fund would lose money.

MidCap Stock Risk. The risk that stocks of relatively smaller capitalization within the midcap range of companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Relatively smaller capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

Non-Diversification Risk. The Fund is classified as a non-diversified management investment company under the 1940 Act. This means that the Fund may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were classified as a diversified management investment company. The value of a specific security can perform differently from the market as a whole for reasons related to the issuer, such as operational performance, financial leverage and investment-level performance. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund's portfolio. Additionally, the Fund may be subject to greater risk, because the Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

Preferred Stock Risk. There are various risks associated with investing in preferred stock, including credit risk, liquidity risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company's capital structure, limited liquidity, limited voting rights and special redemption rights.

SmallCap Stock Risk. The risk that stocks of smaller capitalization companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund, and the Fund could underperform other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as a non-diversified management investment company under the 1940 Act. This means that the Fund may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were classified as a diversified management investment company. The value of a specific security can perform differently from the market as a whole for reasons related to the issuer, such as operational performance, financial leverage and investment-level performance. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund's portfolio. Additionally, the Fund may be subject to greater risk, because the Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 955-9988
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sheltoncap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter: 8.28% (Q3, 2016)

Worst Quarter: -7.20% (Q3, 2015)

Year to date performance as of 12/31/17: 3.73%

Date of inception: 04/22/2014

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Return (for the period ended 12/31/17)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
SHELTON BDC INCOME FUND | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LOAIX
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.89%
Acquired Fund Fees and Expenses (fees and expenses incurred directly by the Fund as a result of investment in shares of one or more Acquired Funds)	rr_AcquiredFundFeesAndExpensesOverAssets	9.14%	[1]
Total Annual Fund Operating Expense	rr_ExpensesOverAssets	10.93%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/ or Expense Reimbursement	rr_NetExpensesOverAssets	10.39%
One Year	rr_ExpenseExampleYear01	$ 1,011
Three Years	rr_ExpenseExampleYear03	2,958
Five Years	rr_ExpenseExampleYear05	4,682
Ten Years	rr_ExpenseExampleYear10	$ 8,171
Annual Return 2015	rr_AnnualReturn2015	(3.74%)
Annual Return 2016	rr_AnnualReturn2016	16.98%
Annual Return 2017	rr_AnnualReturn2017	3.73%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date performance
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.73%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.20%)
1 Year	rr_AverageAnnualReturnYear01	3.73%
Since Inception	rr_AverageAnnualReturnSinceInception	3.65%
SHELTON BDC INCOME FUND | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LOANX
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.89%
Acquired Fund Fees and Expenses (fees and expenses incurred directly by the Fund as a result of investment in shares of one or more Acquired Funds)	rr_AcquiredFundFeesAndExpensesOverAssets	9.14%	[1]
Total Annual Fund Operating Expense	rr_ExpensesOverAssets	11.18%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/ or Expense Reimbursement	rr_NetExpensesOverAssets	10.64%
One Year	rr_ExpenseExampleYear01	$ 1,034
Three Years	rr_ExpenseExampleYear03	3,016
Five Years	rr_ExpenseExampleYear05	4,760
Ten Years	rr_ExpenseExampleYear10	$ 8,260
SHELTON BDC INCOME FUND | After Taxes on Distributions | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.14%
Since Inception	rr_AverageAnnualReturnSinceInception	0.81%
SHELTON BDC INCOME FUND | After Taxes on Distributions and Sales | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.14%
Since Inception	rr_AverageAnnualReturnSinceInception	1.46%
SHELTON BDC INCOME FUND | Wells Fargo BDC Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.09%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.67%

[1]	''Acquired Fund Fees and Expenses'' are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's Advisor, Shelton Capital Management, has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding acquired fund fees and expenses, and extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 1.25% and 1.50% until May 1, 2019. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.